Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 474,559	R$ 338,939
Additions	15,911	30,954
Transfers	2,891	2,352
Write-offs and disposals	(114)	(283)
Depreciation	(8,935)	(7,092)
Property, plant, and equipment, ending	484,312	364,870
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	94,228	94,228
Additions
Transfers
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	94,228	94,228
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	80,946	47,968
Additions	603	1,037
Transfers	692	(85)
Write-offs and disposals
Depreciation	(479)	(296)
Property, plant, and equipment, ending	81,762	48,624
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	130,187	120,865
Additions	9,147	16,881
Transfers	1,740	87
Write-offs and disposals	(109)	(243)
Depreciation	(6,998)	(6,235)
Property, plant, and equipment, ending	133,967	131,355
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	4,241	2,495
Additions
Transfers		2,059
Write-offs and disposals
Depreciation	(147)	(149)
Property, plant, and equipment, ending	4,094	4,405
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	25,173	23,496
Additions	382	3,027
Transfers	(223)	291
Write-offs and disposals	(5)	(40)
Depreciation	(532)	(391)
Property, plant, and equipment, ending	24,795	26,383
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	139,784	49,887
Additions	5,779	10,009
Transfers	682
Write-offs and disposals
Depreciation	(779)	(21)
Property, plant, and equipment, ending	R$ 145,466	R$ 59,875